TRADE ACCOUNTS RECEIVABLE - Summary (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
TRADE ACCOUNTS RECEIVABLE
Trade account receivable - net	R$ 2,798,420	R$ 3,576,699
Gross | Trade accounts receivable - in Brazil
TRADE ACCOUNTS RECEIVABLE
Trade account receivable - net	1,265,431	1,251,739
Gross | Trade accounts receivable - exports from Brazil
TRADE ACCOUNTS RECEIVABLE
Trade account receivable - net	139,162	265,252
Gross | Trade accounts receivable - foreign subsidiaries
TRADE ACCOUNTS RECEIVABLE
Trade account receivable - net	1,525,466	2,259,014
Allowance for doubtful accounts
TRADE ACCOUNTS RECEIVABLE
Trade account receivable - net	R$ (131,639)	R$ (199,306)